Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

December 15, 2022

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:    Global X Funds
Registration Statement on Form N-14
1940 Act File No. 811-22209

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Global X Funds (the “Registrant”). This Registration Statement is being filed to register shares of the Global X Emerging Markets ETF and the Global X Emerging Markets Great Consumer ETF (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of the Registrant, that will be issued to shareholders of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of the Mirae Asset Discovery Funds, in connection with the transfer of all of the assets and liabilities of the Target Funds to the Acquiring Funds, pursuant to the Agreement and Plan of Reorganization, which is included in the Registration Statement. It is proposed that this filing will become automatically effective on January 14, 2023 pursuant to Rule 488 under the 1933 Act. A definitive Proxy Statement/Prospectus will be filed and mailed to the Acquired Funds' shareholders shortly thereafter.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

On December 14, 2022, the Registrant filed, pursuant to Rule 485(b), Post-Effective Amendment Nos. 699 and 700 on behalf of the Acquiring Funds to the registration statement on Form N-1A of the Registrant.

If you have any questions or comments regarding this filing, please call me at (646) 716-3239.

Very truly yours,

/s/ Susan D. Lively
Susan D. Lively